Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

		2023	2022

Cash
Domestic market		1,555	517
Foreign market	(i)	3,784	5,557
Cash equivalents
Domestic market		7,186	3,685
Foreign market	(i)	1,662	2,707
Total		14,187	12,466

(i)	On December 31, 2023, includes the amount of R$ 1,284 of cash and R$ 278 of cash equivalents (2022: R$ 932 of cash and R$ 1,252 of cash equivalents) of Braskem Idesa and its subsidiaries, which cannot be used by the other subsidiaries of the Company.